Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), and Citigroup Global Markets Inc., BNP Paribas Securities Corp., SMBC Nikko Securities America, Inc., Societe Generale Financial Corporation, SG Americas Securities, LLC and TD Securities (USA) LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Commercial Mortgage Trust 2023-VLT3, Commercial Mortgage Pass-Through Certificates, Series 2023-VLT3 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of November 15, 2023.

●	The phrase “Cut-off Date” refers to the date of November 9, 2023.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on October 20, 2023 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2023-VLT3 Accounting Tape Final.xlsx (provided on October 20, 2023).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
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●	The phrase “Bloomberg” refers to documentation from the Bloomberg data platform used to reference the credit ratings, market cap information and publicly traded status of the respective tenant at the Mortgaged Property.
●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
●	The phrase “Ground Lease Schedule” refers to a schedule of ground lease payments which comprise the ground lease reserve amount.
●	The phrase “Interest Rate Cap Term Sheet” refers to a draft interest rate cap document which discloses the applicable strike rate and expiration of the interest rate cap.
●	The phrase “Lease Agreement” refers to a signed lease agreement between the tenant at the Mortgaged Property and respective Mortgage Loan borrower which conveys certain leasing information for the respective tenant.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From October 6, 2023 through October 20, 2023, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not

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perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

October 20, 2023

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

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T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BX 2023-VLT3	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip Code	Appraisal Report	None
11	Market	Appraisal Report	None
12	Market Tier	Underwriting File	None
13	Year Built	Appraisal Report	None
14	Year Renovated	Appraisal Report	None
15	Gross Building SF	Appraisal Report	None
16	Raised Floor (SF)	Appraisal Report	None
17	Unit of Measure	None - Company Provided	None
18	Total Capacity (MW)	Lease Agreement	None
19	Leased (MW)	Underwriting File	None
20	Leased % (MW)	Recalculation	None
21	Lease Commencement Date	Underwriting File; Lease Agreement	None
22	# of Tenants	Underwriting File	None
23	% of UW Base Rent from Investment Grade Tenants	Recalculation	None
24	Hyperscale UW Base Rent %	Appraisal Report	None
25	Lease Expiration Date	Lease Agreement	None
26	Lease Term Remaining	Recalculation	None
27	Ownership Interest	Title Policy	None
28	Mortgage Loan Closing Date Balance	Loan Agreement	None
29	Mortgage Loan Closing Date Balance per Total Capacity (MW)	Recalculation	None
30	% of Mortgage Loan Closing Date Balance	Recalculation	None
31	Mortgage Loan Maturity Date Balance (to ARD)	Recalculation	None
32	As-Complete Appraised Value Date	Appraisal Report	None
33	As-Complete Appraised Value	Appraisal Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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BX 2023-VLT3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
34	As-Complete Appraised Value per Total Capacity (MW)	Recalculation	None
35	Aggregate Ground Lease Payment (Year 1) and Ground Lease Reserve (Year 2 - Year 17)	Ground Lease Schedule	None
36	Adjusted As-Complete Appraised Value	Recalculation	None
37	As-Stabilized Appraised Value Date	Appraisal Report	None
38	As-Stabilized Appraised Value	Appraisal Report	None
39	As-Stabilized Appraised Value per Total Capacity (MW)	Recalculation	None
40	Adjusted As-Stabilized Appraised Value	Recalculation	None
41	Engineering Report Provider	Engineering Report	None
42	Engineering Report Date	Engineering Report	None
43	Environmental Report Provider	Environmental Report	None
44	Environmental Report Date	Environmental Report	None
45	Phase II Required?	Environmental Report	None
46	Seismic Zone	Engineering Report	None
47	PML %	Not Applicable*	None
48	Origination Date	None - Company Provided	None
49	Assumed One-month Term SOFR	None - Company Provided	None
50	Assumed Mortgage Loan Spread to ARD	None - Company Provided	None
51	Term SOFR Cap to ARD	Interest Rate Cap Term Sheet	None
52	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculation	None
53	Term SOFR Lookback Days	Loan Agreement	None
54	Term SOFR Cap Expiration Date	Interest Rate Cap Term Sheet	None
55	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
56	Amort Type	Loan Agreement	None
57	Monthly Mortgage Loan Debt Service Payment to ARD	Recalculation	None
58	Annual Mortgage Loan Debt Service Payment to ARD	Recalculation	None
59	Monthly Mortgage Loan Debt Service Payment to ARD at Term SOFR Cap	Recalculation	None
60	Annual Mortgage Loan Debt Service Payment to ARD at Term SOFR Cap	Recalculation	None
61	Grace Period	Loan Agreement	None
62	First Loan Payment Date	Loan Agreement	None
63	Seasoning	Recalculation	None
64	Original Term to ARD (Months)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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BX 2023-VLT3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
65	Remaining Term to ARD (Months)	Recalculation	None
66	Original Amortization Term to ARD (Months)	Not Applicable*	None
67	Original IO Term to ARD (Months)	Recalculation	None
68	Remaining IO Term to ARD (Months)	Recalculation	None
69	Initial Maturity Date	Loan Agreement	None
70	Floating Rate Component Extensions	Loan Agreement	None
71	Fully Extended Maturity Date	Loan Agreement	None
72	ARD Loan (Yes/No)	Loan Agreement	None
73	Mortgage Loan Spread After ARD	None - Company Provided	None
74	Hyper-Amortization Commencement Date	Loan Agreement	None
75	Anticipated Repayment Date	Loan Agreement	None
76	Lockbox	Loan Agreement	None
77	Cash Management Type	Loan Agreement	None
78	Cash Management Trigger	Loan Agreement	None
79	Administrative Fee Rate (%)	Fee Schedule	None
80	Floating Rate Component Prepayment String (to ARD)	Loan Agreement	None
81	Partial Release Allowed?	Loan Agreement	None
82	Property Release Description	Not Applicable*	None
83	Mortgage Loan Closing Date LTV (Adjusted As-Complete Value)	Recalculation	None
84	Mortgage Loan Balloon to ARD LTV (Adjusted As-Complete Value)	Recalculation	None
85	Mortgage Loan Closing Date LTV (Adjusted As-Stabilized Value)	Recalculation	None
86	Mortgage Loan Balloon to ARD LTV (Adjusted As-Stabilized Value)	Recalculation	None
87	Mortgage Loan UW NOI Debt Yield	Recalculation	None
88	Mortgage Loan UW NCF Debt Yield	Recalculation	None
89	Mortgage Loan UW NOI DSCR	Recalculation	None
90	Mortgage Loan UW NCF DSCR	Recalculation	None
91	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
92	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
93	Initial Tax Escrow	Loan Agreement	None
94	Ongoing Tax Escrow Monthly	Loan Agreement	None
95	Tax Escrow Springing Conditions	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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BX 2023-VLT3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
96	Initial Insurance Escrow	Loan Agreement	None
97	Ongoing Insurance Escrow Monthly	Loan Agreement	None
98	Insurance Escrow Springing Conditions	Loan Agreement	None
99	Initial Immediate Repairs Escrow	Loan Agreement	None
100	Initial CapEx Escrow	Loan Agreement	None
101	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
102	Cap Ex Escrow Springing Conditions	Loan Agreement	None
103	Initial TI/LC Escrow	Loan Agreement	None
104	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
105	TI/LC Escrow Springing Conditions	Loan Agreement	None
106	Initial Other Escrow	Loan Agreement	None
107	Ongoing Other Escrow Monthly	Loan Agreement	None
108	Ongoing Other Escrow Springing Condition	Loan Agreement	None
109	Other Escrow Description	Loan Agreement	None
110	Largest Tenant (by UW Base Rent) Tenant Name	Underwriting File	None
111	Largest Tenant (by UW Base Rent) Industry	Underwriting File	None
112	Largest Tenant (by UW Base Rent) Publicly Traded (Yes/No)	Bloomberg	None
113	Largest Tenant (by UW Base Rent) Credit Ratings	Bloomberg	None
114	Largest Tenant (by UW Base Rent) Market Cap ($trillions)	Bloomberg	None
115	Largest Tenant (by UW Base Rent) Lease Exp.	Lease Agreement	None
116	Largest Tenant (by UW Base Rent) MW	Lease Agreement	None
117	Largest Tenant (by UW Base Rent) UW Base Rent	Underwriting File	None
118	Base Rent UW	Underwriting File	$1.00
119	Straight-Line Rent UW	Underwriting File	$1.00
120	Operating Expense Recoveries UW	Underwriting File	$1.00
121	Gross Potential Income UW	Underwriting File	$1.00
122	Economic Vacancy UW	Underwriting File	$1.00
123	Power Recoveries UW	Underwriting File	$1.00
124	Total Revenue UW	Underwriting File	$1.00
125	Management Fees UW	Underwriting File	$1.00
126	Power Cost UW	Underwriting File	$1.00
127	Other Utilities UW	Underwriting File	$1.00
128	R&M UW	Underwriting File	$1.00
129	Payroll UW	Underwriting File	$1.00
130	Security UW	Underwriting File	$1.00
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BX 2023-VLT3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
131	Communications UW	Underwriting File	$1.00
132	Other (T&E, Supplies, Fees, Software) UW	Underwriting File	$1.00
133	Real Estate Taxes UW	Underwriting File	$1.00
134	Insurance UW	Underwriting File	$1.00
135	Privilege Tax UW	Underwriting File	$1.00
136	Total Operating Expenses UW	Underwriting File	$1.00
137	Net Operating Income UW	Underwriting File	$1.00
138	Replacement Reserves UW	Underwriting File	$1.00
139	Net Cash Flow UW	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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BX 2023-VLT3	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	Leased % (MW)	Quotient of (i) Leased (MW) and (ii) Total Capacity (MW).
23	% of UW Base Rent from Investment Grade Tenants	Quotient of (i) Largest Tenant (by UW Base Rent) UW Base Rent and (ii) Base Rent UW.
26	Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective Lease Expiration Date and (ii) 365.
29	Mortgage Loan Closing Date Balance per Total Capacity (MW)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total Capacity (MW).
30	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
31	Mortgage Loan Maturity Date Balance (to ARD)	Set equal to the Mortgage Loan Closing Date Balance.
34	As-Complete Appraised Value per Total Capacity (MW)	Quotient of (i) As-Complete Appraised Value and (ii) Total Capacity (MW).
36	Adjusted As-Complete Appraised Value	Sum of (i) As-Complete Appraised Value and (ii) Upfront Ground Lease Reserve.
39	As-Stabilized Appraised Value per Total Capacity (MW)	Quotient of (i) As-Stabilized Appraised Value and (ii) Total Capacity (MW).
40	Adjusted As-Stabilized Appraised Value	Sum of (i) As-Stabilized Appraised Value and (ii) Upfront Ground Lease Reserve.
52	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) Assumed Mortgage Loan Spread to ARD and (ii) Term SOFR Cap to ARD.
57	Monthly Mortgage Loan Debt Service Payment to ARD	Quotient of (i) Annual Mortgage Loan Debt Service Payment to ARD and (ii) 12.
58	Annual Mortgage Loan Debt Service Payment to ARD	Product of (i) Mortgage Loan Closing Date Balance, (ii) sum of (a) Assumed Mortgage Loan Spread to ARD and (b) Assumed One-month Term SOFR, and (iii) Interest Calculation (30/360 / Actual/360).
59	Monthly Mortgage Loan Debt Service Payment to ARD at Term SOFR Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment to ARD at Term SOFR Cap and (ii) 12.
60	Annual Mortgage Loan Debt Service Payment to ARD at Term SOFR Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
63	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
64	Original Term to ARD (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Anticipated Repayment Date.
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BX 2023-VLT3	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
65	Remaining Term to ARD (Months)	Difference between (i) Original Term to ARD (Months) and (ii) Seasoning.
67	Original IO Term to ARD (Months)	Set equal to the Original Term to ARD (Months).
68	Remaining IO Term to ARD (Months)	Difference between (i) Original IO Term to ARD (Months) and (ii) Seasoning.
83	Mortgage Loan Closing Date LTV (Adjusted As-Complete Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Adjusted As-Complete Appraised Value.
84	Mortgage Loan Balloon to ARD LTV (Adjusted As-Complete Value)	Quotient of (i) Mortgage Loan Maturity Date Balance (to ARD) and (ii) Adjusted As-Complete Appraised Value.
85	Mortgage Loan Closing Date LTV (Adjusted As-Stabilized Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Adjusted As-Stabilized Appraised Value.
86	Mortgage Loan Balloon to ARD LTV (Adjusted As-Stabilized Value)	Quotient of (i) Mortgage Loan Maturity Date Balance (to ARD) and (ii) Adjusted As-Stabilized Appraised Value.
87	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
88	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
89	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment to ARD.
90	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment to ARD.
91	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment to ARD at Term SOFR Cap.
92	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment to ARD at Term SOFR Cap.

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